Commitments and Contingencies - Schedule of Future Minimum Rental Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018		$ 341
2018	$ 171
2019	347	347
2020	353	353
2021	59	59
Thereafter	0	0
Total	$ 930	$ 1,100